Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments

(in millions)	Enable JV		Midway JV	Total
Balance at December 31, 2016	6	—	—	6
Contributions	1	—	76	77
Cash Distributions	(1)		—	(1)
Equity income	—	—	1	1
Balance at December 31, 2017	6		77	83
Cash Distributions	(2)		(5)	(7)
Equity income	2		6	8
Balance at December 31, 2018	$6		$78	$84